Equity (Details) - Schedule of reconciliation of the fair value measurements - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Equity (Details) - Schedule of reconciliation of the fair value measurements [Line Items]
Balance at January 1, 2020
Issuance at April 3, 2020	1,250
Net change in fair value of the Series B warrants designated at fair value through profit or loss	172
Conversion part of Series B warrants	(1,422)
Balance at December 31, 2020